Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2018	Feb. 21, 2018	Dec. 31, 2017	Dec. 28, 2017	Apr. 19, 2017	Jan. 29, 2017	Dec. 31, 2016	Oct. 27, 2016	Oct. 04, 2016	Sep. 15, 2016	Sep. 14, 2016
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	50,000,000		50,000,000	50,000,000		24,000,000	50,000,000	8,000,000		200,000,000	100,000,000
Common stock, shares outstanding (in shares)	12,089,446		6,943,283				4,564,428
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01				$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000		20,000,000				20,000,000
Preferred stock, shares outstanding (in shares)	79,246		79,246				79,246
Series C Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01				$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000		20,000,000				20,000,000
Preferred stock, shares outstanding (in shares)	0		647,819				0